Loans Allowance for Loan Losses and Credit Quality (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recorded investment allowance recorded	$ 8,489,239	$ 7,182,881
Unpaid principal balance allowance recorded	10,149,243	8,598,095
Related allowance with an allowance recorded	79,978	108,781
Interest income recognized	387,912	329,151
Average recorded investment allowance recorded	7,355,724	7,080,823
Total Related Allowance
Recorded investment with an allowance recorded	702,586	905,358
Unpaid principal balance with an allowance recorded	716,118	954,838
Related allowance with an allowance recorded	79,978	108,781
Average recorded investment with an allowance recorded	861,576	894,678
Interest income recognized with an allowance recorded	61,012	73,254
Total No Related Allowance
Recorded investment with no related allowance recorded	7,786,653	6,277,523
Unpaid principal balance with no related allowance recorded	9,433,125	7,643,257
Interest income recognized with no related allowance recorded	326,900	255,897
Average recorded investment with no related allowance recorded	6,494,148	6,186,145
Residential real estate - Jr lien [Member]
Recorded investment with an allowance recorded	0	4,777
Unpaid principal balance with an allowance recorded	0	4,775
Related allowance with an allowance recorded	0	307
Recorded investment with no related allowance recorded	88,570	130,279
Unpaid principal balance with no related allowance recorded	132,802	169,720
Average recorded investment with an allowance recorded	3,452	5,416
Interest income recognized with an allowance recorded	243	541
Interest income recognized with no related allowance recorded	186	4,524
Average recorded investment with no related allowance recorded	124,803	163,750
Commercial Loan [Member]
Recorded investment with an allowance recorded	0
Unpaid principal balance with an allowance recorded	0
Related allowance with an allowance recorded	0
Recorded investment with no related allowance recorded	93,362	414,266
Unpaid principal balance with no related allowance recorded	115,414	471,405
Average recorded investment with an allowance recorded	0
Interest income recognized with an allowance recorded	0
Interest income recognized with no related allowance recorded	290,181	6,396
Average recorded investment with no related allowance recorded	204	397,136
Residential real estate - 1st lien [Member]
Recorded investment with an allowance recorded	702,586	900,581
Unpaid principal balance with an allowance recorded	716,118	950,063
Related allowance with an allowance recorded	79,978	108,474
Recorded investment with no related allowance recorded	3,050,647	3,788,965
Unpaid principal balance with no related allowance recorded	4,076,352	4,607,848
Average recorded investment with an allowance recorded	858,124	889,262
Interest income recognized with an allowance recorded	60,769	72,713
Interest income recognized with no related allowance recorded	205,514	230,838
Average recorded investment with no related allowance recorded	3,331,971	3,878,829
Commercial Real Estates [Member]
Recorded investment with an allowance recorded	0
Unpaid principal balance with an allowance recorded	0
Related allowance with an allowance recorded	0
Recorded investment with no related allowance recorded	4,554,074	1,944,013
Unpaid principal balance with no related allowance recorded	5,108,557	2,394,284
Interest income recognized with no related allowance recorded	120,996	14,139
Average recorded investment with no related allowance recorded	$ 2,747,193	$ 1,746,430